Label	Element	Value
American Funds 2035 Target Date Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds Target Date Retirement Series® Prospectus Supplement January 25, 2024
		For the following prospectuses dated January 1, 2024: American Funds 2035 Target Date Retirement Fund®
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2035 Target Date Retirement Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For each of the funds within the American Funds Target Date Retirement Series listed above, the returns for Class A shares in the “Average annual total returns” table in the “Investment results” section are amended to read as follows. For these funds, the returns for Class A shares for the 1 year, 5 year, 10 year and lifetime periods ending December 31, 2022 that were originally disclosed in the prospectus dated January 1, 2024 did not correctly reflect the deduction of sales charges applicable to Class A shares. The returns in the tables below reflect the maximum sales charge applicable to Class A shares for all periods shown. Therefore the returns for Class A shares for all periods in the tables below are lower than the returns that were previously disclosed for these funds in the prospectus dated January 1, 2024. Average annual total returns for other share classes remain unchanged.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	American Funds 2035 Target Date Retirement Fund:
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
American Funds 2035 Target Date Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(22.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.95%
American Funds 2035 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%